                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED AUGUST 5, 2013
                    TO THE PROSPECTUS DATED APRIL 29, 2013

This supplement describes changes to the Investment Portfolios available in PrimElite IV variable annuity contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company (together with MetLife Investors USA Insurance Company, "we," "us," or "our"). These changes are effective after the close of the New York Stock Exchange on August 9, 2013. This supplement provides information in addition to that contained in the prospectus dated April 29, 2013.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1.      NEW INVESTMENT OPTION

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                            ACQUIRED    TOTAL                  NET TOTAL
                                                            FUND FEES  ANNUAL     FEE WAVIER    ANNUAL
                          MANAGEMENT 12B-1/SERVICE  OTHER      AND    PORTFOLIO AND/OR EXPENSE OPERATING
                             FEES        FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
--------------------------------------------------------------------------------------------------------
American Funds(R) Growth
  Portfolio                  0.00%       0.55%       0.02%    0.35%     0.92%         --         0.92%

In APPENDIX B, "Participating Investment Portfolios," change "MET INVESTORS SERIES TRUST (Class B or, as noted, Class A)" to "MET INVESTORS SERIES TRUST (Class B or, as noted, Class A or Class C)" and add the following:

     AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

     ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

     INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

2.       CHANGES TO AVAILABILITY OF SHARE CLASSES

     a. The share classes for the Investment Portfolios listed in the table below under "Former Share Class" will no longer be available for allocations of new Purchase Payments or transfers of Account Value, except for rebalancing and dollar cost averaging programs in existence at the time of closing; and the share classes listed in the table below under "New Share Class" will be available for allocations of new Purchase Payments or transfers of Account Value.

          FORMER SHARE CLASS                               NEW SHARE CLASS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS         FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio (Service Class)         Contrafund(R) Portfolio (Service Class 2)
                                                                            ---------------

MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio (Class A)                Pioneer Fund Portfolio (Class B)
                                                                           -------
   Pioneer Strategic Income Portfolio              Pioneer Strategic Income Portfolio
     (Class A)                                       (Class B)
                                                      -------
METROPOLITAN SERIES FUND                        METROPOLITAN SERIES FUND
   BlackRock Money Market Portfolio (Class E)      BlackRock Money Market Portfolio (Class B)
                                                                                     -------

     b. In the "Investment Portfolio Expenses" table under "Fidelity(R) Variable Insurance Products," "Met Investors Series Trust," and "Metropolitan Series Fund," add the following expense information for the new share classes of the following Investment Portfolios:

                                                              ACQUIRED    TOTAL                  NET TOTAL
                                                              FUND FEES  ANNUAL     FEE WAVIER    ANNUAL
                            MANAGEMENT 12B-1/SERVICE  OTHER      AND    PORTFOLIO AND/OR EXPENSE OPERATING
                               FEES        FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS
  Contrafund(R)                0.56%       0.25%       0.08%    0.00%     0.89%          --        0.89%
MET INVESTORS SERIES
  TRUST
  Pioneer Fund Portfolio       0.64%       0.25%       0.04%    0.00%     0.93%        0.03%       0.90%
  Pioneer Strategic
    Income Portfolio           0.57%       0.25%       0.06%    0.00%     0.88%          --        0.88%
METROPOLITAN SERIES
  FUND
  BlackRock Money Market
    Portfolio                  0.33%       0.25%       0.02%    0.00%     0.60%        0.01%       0.59%

3.      CLOSED INVESTMENT OPTION

The American Funds Insurance Series(R)--American Funds Growth Fund (Class 2) is no longer available for allocations of new Purchase Payments or transfers of Account Value, except for rebalancing and dollar cost averaging programs in existence at the time of closing.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                           Telephone: (888) 556-5412
 Irvine, CA 92614

                                      2